Employees - Pensions and similar obligations - Reconciliations for the defined benefit obligations, plan assets and asset ceiling of defined benefits plans (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employees
Balance as of beginning	€ (98)
Actuarial gains / (losses)
Balance as of ending	2	€ (98)
Present value of DBO
Employees
Balance as of beginning	(820)	(822)
Service cost including administration expenses	(8)	(9)
Interest (cost) income	(32)	(38)
Employee contributions	(1)	(1)
Benefits paid from plan	41	41
Benefits paid directly by employer	6	10
Actuarial gains / (losses)
- demographic assumptions		3
- financial assumptions	66	23
- experience adjustment	(38)	(30)
Translation differences and other	351	3
Balance as of ending	(435)	(820)
Fair value of plan assets
Employees
Balance as of beginning	725	655
Interest (cost) income	23	26
Employee contributions	1	1
Employer contributions	35	32
Benefits paid from plan	(41)	(41)
Actuarial gains / (losses)
- return on plan assets excluding interest income	33	52
Translation differences and other	(338)
Balance as of ending	438	725
Asset ceiling
Employees
Balance as of beginning	(3)	(2)
Actuarial gains / (losses)
Actuarial gains/(losses) from change in value of irrecoverable surplus	2	(1)
Balance as of ending	(1)	(3)
Germany
Employees
Balance as of beginning	(6)
Actuarial gains / (losses)
Balance as of ending	76	(6)
Germany | Present value of DBO
Employees
Balance as of beginning	(717)	(722)
Service cost including administration expenses	(3)	(4)
Interest (cost) income	(23)	(27)
Employee contributions	(1)	(1)
Benefits paid from plan	41	41
Benefits paid directly by employer	3
Actuarial gains / (losses)
- financial assumptions	64	14
- experience adjustment	(45)	(18)
Translation differences and other	334
Balance as of ending	(347)	(717)
Germany | Fair value of plan assets
Employees
Balance as of beginning	711	646
Interest (cost) income	23	26
Employee contributions	1	1
Employer contributions	35	32
Benefits paid from plan	(41)	(41)
Actuarial gains / (losses)
- return on plan assets excluding interest income	33	47
Translation differences and other	(339)
Balance as of ending	423	711
Other
Employees
Balance as of beginning	(92)
Actuarial gains / (losses)
Balance as of ending	(74)	(92)
Other | Present value of DBO
Employees
Balance as of beginning	(103)	(100)
Service cost including administration expenses	(5)	(5)
Interest (cost) income	(9)	(11)
Benefits paid directly by employer	3	10
Actuarial gains / (losses)
- demographic assumptions		3
- financial assumptions	2	9
- experience adjustment	7	(12)
Translation differences and other	17	3
Balance as of ending	(88)	(103)
Other | Fair value of plan assets
Employees
Balance as of beginning	14	9
Actuarial gains / (losses)
- return on plan assets excluding interest income		5
Translation differences and other	1
Balance as of ending	15	14
Other | Asset ceiling
Employees
Balance as of beginning	(3)
Actuarial gains / (losses)
Balance as of ending	€ (1)	€ (3)